COMMITMENTS, CONTINGENCIES AND CREDIT RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commitments to extend credit
Commitments, Contingencies And Credit Risk
Variable Rate Commitments	$ 14,758,140	$ 15,111,371
Fixed Rate Commitments	55,460,066	36,383,833
Total Commitments	70,218,206	51,495,204
Commitments to extend credit | Minimum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	1.85%	1.00%
Commitments to extend credit | Maximum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	18.00%	18.00%
Standby letters of credit
Commitments, Contingencies And Credit Risk
Variable Rate Commitments	2,228,498	50,000
Fixed Rate Commitments	27,000	649,356
Total Commitments	2,255,498	699,356
Standby letters of credit | Bank
Commitments, Contingencies And Credit Risk
Total Commitments	$ 0	$ 0
Standby letters of credit | Minimum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	3.50%	4.50%
Standby letters of credit | Maximum
Commitments, Contingencies And Credit Risk
Rates on Fixed Rate Commitments (as a percent)	9.25%	9.25%
Guarantee term which is primarily issued to support public and private borrowing arrangements	1 year